UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio       as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.7%

Security	Shares	Value

Auto Related — 3.1%
BorgWarner, Inc.	35,000	1,651,650
		$1,651,650

Cement — 2.8%
Lafarge North America, Inc.	35,000	1,466,150
		$1,466,150

Chemical — 4.9%
Georgia Gulf Corp.	28,500	1,013,175
RPM, Inc.	104,400	1,571,220
		$2,584,395

Computer/Communications Related — 3.0%
Actel Corp.(1)	25,000	375,500
International Rectifier Corp.(1)	31,000	1,215,200
		$1,590,700

Construction/Engineering — 3.1%
Granite Construction, Inc.	45,000	800,550
Insituform Technologies, Inc.(1)	44,500	799,665
		$1,600,215

Drugs — 0.9%
Pharmaceutical Resources, Inc.(1)	12,500	470,500
		$470,500

Electrical Equipment — 2.9%
Belden CDT, Inc.(1)	77,000	1,497,650
		$1,497,650

Electronics — 3.3%
Bel Fuse, Inc. Class B	33,400	1,227,116
Technitrol, Inc.(1)	28,000	518,000
		$1,745,116

1

Energy — 11.5%
Newfield Exploration Co.(1)	29,000	1,713,030
Piedmont Natural Gas Co., Inc.	28,000	1,155,000
Questar Corp.	29,000	1,188,420
Spinnaker Exploration Co.(1)	40,000	1,430,800
XTO Energy, Inc.	17,966	537,184
		$6,024,434

Food Wholesalers/Retailers — 1.0%
SUPERVALU, Inc.	17,900	511,224
		$511,224

Household Products — 5.9%
Church & Dwight Co., Inc.	50,500	2,231,090
Libbey, Inc.	38,000	854,240
		$3,085,330

Industrial Products — 8.3%
A.O. Smith Corp.	52,000	1,493,440
Albany International Corp. Class A	25,000	748,000
CLARCOR, Inc.	11,000	484,000
Teleflex, Inc.	37,000	1,644,650
		$4,370,090

Insurance — 4.8%
Protective Life Corp.	43,000	1,558,750
Scottish Re Group Ltd.	47,000	958,800
		$2,517,550

Medical Services/Supplies — 10.8%
CONMED Corp.(1)	44,000	975,040
DENTSPLY International, Inc.	10,400	505,752
Mentor Corp.	32,600	1,026,574
MIM Corp.(1)	55,600	455,920
Owens & Minor, Inc.	34,000	872,780
PolyMedica Corp.	40,000	1,218,400
West Pharmaceutical Services, Inc.	16,000	609,440
		$5,663,906

Packaging — 3.3%
AptarGroup, Inc.	41,500	1,755,865
		$1,755,865

Restaurant — 5.1%
Applebee’s International, Inc.	28,500	759,240
CBRL Group, Inc.	40,000	1,328,800
Outback Steakhouse, Inc.	15,000	609,150
		$2,697,190

2

Retailing — 5.6%
BJ’s Wholesale Club, Inc.(1)	50,000	1,165,500
Claire’s Stores, Inc.	51,000	1,175,550
ShopKo Stores, Inc.(1)	38,000	590,900
		$2,931,950

Toy — 5.1%
JAKKS Pacific, Inc.(1)	70,000	1,404,900
RC2 Corp.(1)	40,000	1,256,000
		$2,660,900

Transportation — 7.3%
Arkansas Best Corp.	67,000	2,342,990
Yellow Roadway Corp.(1)	34,536	1,502,661
		$3,845,651

Total Common Stocks (identified cost $39,000,767)		$48,670,466

Total Investments — 92.7% (identified cost $39,000,767)		$48,670,466

Other Assets, Less Liabilities — 7.3%		$3,814,970

Net Assets — 100.0%		$52,485,436

(1)           Non-income producing security.

3

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,000,767

Gross unrealized appreciation	$10,288,366

Gross unrealized depreciation	(618,667)

Net unrealized appreciation	$9,669,699

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/S/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	September 21, 2004

By:	/S/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	September 21, 2004